INCOME TAXES	6 Months Ended
Jun. 30, 2022
Disclosure Of Income Taxes [Abstract]
INCOME TAXES	INCOME TAXESThe company's effective income tax rate was 29.8% for the six months ended June 30, 2022 (2021: 2.0%). The effective tax rate is different than the statutory rate primarily due to rate differentials and non-controlling interests' income or loss not subject to tax.